Buffalo Growth & Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Value
Communication Services - 10.7%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	10,625	$432,756

Entertainment - 0.5%
Walt Disney Co.	7,605	865,221

Interactive Media & Services - 9.5%
Alphabet, Inc. - Class A	12,600	3,943,800
Alphabet, Inc. - Class C	13,000	4,079,400
Meta Platforms, Inc. - Class A	13,300	8,779,197
		16,802,397
Media - 0.4%
Comcast Corp. - Class A	22,500	672,525
Total Communication Services		18,772,899

Consumer Discretionary - 5.4%
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	11,000	2,539,020

Hotels, Restaurants & Leisure - 3.2%
Royal Caribbean Cruises Ltd.	17,126	4,776,784
Starbucks Corp.	9,500	799,995
		5,576,779
Specialty Retail - 0.8%
Home Depot, Inc.	4,225	1,453,822
Total Consumer Discretionary		9,569,621

Consumer Staples - 3.5%
Beverages - 1.3%
PepsiCo, Inc.	5,550	796,536
Primo Brands Corp.	88,600	1,448,610
		2,245,146
Consumer Staples Distribution & Retail - 0.6%
Walmart, Inc.	10,350	1,153,093

Food Products - 0.8%
Lamb Weston Holdings, Inc.	18,400	770,776
Tyson Foods, Inc. - Class A	11,900	697,578
		1,468,354
Household Products - 0.5%
Procter & Gamble Co.	5,725	820,450

Personal Care Products - 0.3%
Kenvue, Inc.	27,000	465,750
Total Consumer Staples		6,152,793

Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	10,121	1,542,542
Crescent Energy Co. - Class A	150,000	1,258,500
Energy Transfer LP	162,600	2,681,274
Enterprise Products Partners LP	46,650	1,495,599
Marathon Petroleum Corp.	12,126	1,972,051
Northern Oil and Gas, Inc.	63,400	1,361,198
Valero Energy Corp.	7,900	1,286,041
Viper Energy, Inc. - Class A	125,000	4,828,750
Total Energy		16,425,955

Financials - 19.3%
Banks - 8.3%
Bank of America Corp.	63,000	3,465,000
Citigroup, Inc.	24,375	2,844,319
Citizens Financial Group, Inc.	40,750	2,380,207
JPMorgan Chase & Co.	14,000	4,511,080
Truist Financial Corp.	28,600	1,407,406
		14,608,012
Capital Markets - 4.4%
Blackrock, Inc.	1,100	1,177,374
CME Group, Inc.	4,025	1,099,147
Intercontinental Exchange, Inc.	11,100	1,797,756
S&P Global, Inc.	7,136	3,729,202
		7,803,479
Financial Services - 4.9%
Burford Capital Ltd.	180,800	1,612,736
Mastercard, Inc. - Class A	4,400	2,511,872
Visa, Inc. - Class A	12,925	4,532,927
		8,657,535
Insurance - 1.7%
Arthur J. Gallagher & Co.	11,575	2,995,494
Total Financials		34,064,520

Health Care - 9.5%
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	10,000	1,252,900
Medtronic PLC	7,400	710,844
		1,963,744
Health Care Providers & Services - 5.0%
Elevance Health, Inc.	3,375	1,183,106
HCA Healthcare, Inc.	8,100	3,781,566
McKesson Corp.	2,500	2,050,725
UnitedHealth Group, Inc.	5,600	1,848,616
		8,864,013
Pharmaceuticals - 3.4%
Eli Lilly & Co.	3,150	3,385,242
Johnson & Johnson	7,125	1,474,519
Merck & Co., Inc.	9,800	1,031,548
		5,891,309
Total Health Care		16,719,066

Industrials - 6.8%
Aerospace & Defense - 0.4%
Boeing Co. (a)	3,025	656,788

Commercial Services & Supplies - 1.2%
Cintas Corp.	11,200	2,106,384

Electrical Equipment - 0.3%
AMETEK, Inc.	2,500	513,275

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	3,450	673,061

Machinery - 2.3%
Otis Worldwide Corp.	7,900	690,065
Parker-Hannifin Corp.	3,950	3,471,892
		4,161,957
Professional Services - 1.7%
Equifax, Inc.	3,200	694,336
SS&C Technologies Holdings, Inc.	26,600	2,325,372
		3,019,708
Trading Companies & Distributors - 0.5%
Fastenal Co.	20,600	826,678
Total Industrials		11,957,851

Information Technology - 14.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	17,750	1,367,283

IT Services - 1.3%
International Business Machines Corp.	7,700	2,280,817

Semiconductors & Semiconductor Equipment - 2.4%
Marvell Technology, Inc.	10,100	858,298
NVIDIA Corp.	7,100	1,324,150
QUALCOMM, Inc.	9,075	1,552,279
Texas Instruments, Inc.	2,950	511,795
		4,246,522
Software - 5.1%
Microsoft Corp.	18,650	9,019,513

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	31,080	8,449,409
Total Information Technology		25,363,544

Materials - 2.7%
Construction Materials - 2.3%
CRH PLC	25,600	3,194,880
Martin Marietta Materials, Inc.	1,500	933,990
		4,128,870
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	43,700	658,122
Total Materials		4,786,992

Utilities - 5.2%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	15,700	1,810,367
Edison International	30,550	1,833,611
PG&E Corp.	82,600	1,327,382
		4,971,360
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	19,300	3,113,669

Multi-Utilities - 0.6%
Sempra Energy	12,200	1,077,138
Total Utilities		9,162,167
TOTAL COMMON STOCKS (Cost $55,216,169)		152,975,408

REAL ESTATE INVESTMENT TRUSTS - 6.6%	Shares	Value
Real Estate - 6.6%
Health Care REITs - 0.8%
Welltower, Inc.	7,900	1,466,319

Hotel & Resort REITs - 0.6%
Pebblebrook Hotel Trust	90,000	1,018,800

Office REITs - 1.0%
NET Lease Office Properties	31,400	809,806
Postal Realty Trust, Inc. - Class A	55,000	887,700
		1,697,506
Retail REITs - 1.5%
Macerich Co.	50,000	923,000
NETSTREIT Corp.	50,000	882,000
Realty Income Corp.	15,000	845,550
		2,650,550
Specialized REITs - 2.7%
American Tower Corp.	3,200	561,824
Digital Realty Trust, Inc.	5,000	773,550
Equinix Inc.	1,100	842,776
Lamar Advertising Co. - Class A	9,968	1,261,750
Public Storage	5,000	1,297,500
		4,737,400
Total Real Estate		11,570,575
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,378,098)		11,570,575

CONVERTIBLE BONDS - 2.8%	Principal Amount	Value
Health Care - 0.9%
Biotechnology - 0.9%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	300,000	309,562
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	500,000	480,200
PTC Therapeutics, Inc., 1.50%, 09/15/2026	600,000	891,390
Total Health Care		1,681,152

Industrials - 0.3%
Electrical Equipment - 0.3%
Array Technologies, Inc., 1.00%, 12/01/2028	500,000	454,619

Information Technology - 1.6%
Communications Equipment - 1.6%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	2,784,863
TOTAL CONVERTIBLE BONDS (Cost $2,627,351)		4,920,634

CONVERTIBLE PREFERRED STOCKS - 1.1%	Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Co., 6.00%, 10/15/2027	20,000	1,381,200

Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000	615,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)		1,996,200

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (b)	4,767,772	4,767,772
TOTAL MONEY MARKET FUNDS (Cost $4,767,772)		4,767,772

TOTAL INVESTMENTS - 100.0% (Cost $73,763,928)		176,230,589
Liabilities in Excess of Other Assets - (0.0)% (c)		(56,611)
TOTAL NET ASSETS - 100.0%		$176,173,978

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Growth & Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$152,975,408	$–	$–	$152,975,408
Real Estate Investment Trusts	11,570,575	–	–	11,570,575
Convertible Bonds	–	4,920,634	–	4,920,634
Convertible Preferred Stocks	1,996,200	–	–	1,996,200
Money Market Funds	4,767,772	–	–	4,767,772
Total Investments	$171,309,955	$4,920,634	$–	$176,230,589

Refer to the Schedule of Investments for further disaggregation of investment categories.